COMMITMENTS AND CONTINGENCIES (Guarantee) (Details) (Loan Facilities [Member], ReneSola Zhejiang Co Ltd [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Nov. 30, 2014	Mar. 31, 2014
Zhejiang Leto Machinary Company [Member]
Guarantor Obligations [Line Items]
Guarantee obligations, amount		$ 3,223,420
Guarantee obligation, period	1 year
Zhengjiang Ruixu [Member] | Portion One [Member]
Guarantor Obligations [Line Items]
Guarantee obligations, amount			33,442,982.5
Guarantee obligation, period	13 years 6 months
Zhengjiang Ruixu [Member] | Portion Two [Member]
Guarantor Obligations [Line Items]
Guarantee obligations, amount			$ 50,930,036
Guarantee obligation, period	13 years 3 months